Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Promissory notes payable, Gross		$ 925,247	$ 165,120
Less debt discount and debt issuance cost		(94,539)
Promissory notes payable		830,708	165,120
Long-term Promissory notes payable		547,025
10% Promissory Note Originated In October 2019 [Member]
Promissory notes payable, Gross		$ 25,060	$ 25,060
Maturity		Due on demand	Due on demand
Interest Rate		10.00%	10.00%
Promissory Note Originated In October 2019 One [Member]
Promissory notes payable, Gross		$ 25,060	$ 25,060
Maturity		Due on demand	Due on demand
Interest Rate		10.00%	10.00%
Promissory Note - Originated In November 2019 [Member]
Promissory notes payable, Gross			$ 115,000
Maturity		Due on August 19, 2020	Due on August 19, 2020
Interest Rate		10.00%	10.00%
Promissory Note - Originated In April 2020 [Member]
Promissory notes payable, Gross		$ 10,000
Maturity		Due on demand	Due on demand
Interest Rate		0.00%	0.00%
Promissory Note - Originated In April 2020 One [Member]
Promissory notes payable, Gross		$ 339,000
Maturity		2 years	2 years
Interest Rate		1.00%	1.00%
Promissory Note - Originated In May 2020 [Member]
Promissory notes payable, Gross		$ 150,000
Maturity		30 years	30 years
Interest Rate		1.00%	1.00%
Promissory Note - Originated In June 2020 [Member]
Promissory notes payable, Gross		$ 287,828
Interest Rate		16.00%	16.00%
Daily/monthly payment		$ 3,943	$ 3,943
Promissory Note - Originated In September 2020 [Member]
Promissory notes payable, Gross		$ 88,299
Maturity	36 months		36 months
Interest Rate		14.00%	14.00%
Daily/monthly payment	$ 2,874		$ 2,874